Property and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Subtotal	$ 594,872	$ 56,062
Construction in progress	80,330
Less: accumulated depreciation	(150,774)	(43,268)
Property and equipment, net	524,428	12,794
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	335,788	53,473
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	26,563	2,589
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	149,442
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 83,079